Organization and Principal Activities - Company's Operating Subsidiaries, Operating VIE and Operating VIE Subsidiaries (Detail)	Dec. 31, 2019
Gridsum Holding (China) Limited | Operating Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Dissector (Beijing) Technology Co., Ltd. | Operating Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Gridsum Holding (Beijing) Co., Ltd. | Operating VIE
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Beijing Gridsum Technology Co., Ltd. | Operating VIE Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Beijing Moment Everlasting Ad Co., Ltd. | Operating VIE Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Guoxinjunhe (Beijing) Technology Co., Ltd. | Operating VIE Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Beijing Yunyang Ad Co., Ltd. | Operating VIE Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Beijing Guoxinwangyan Technology Co., Ltd. | Operating VIE Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Beijing Gridsum Yizhun Technology Co., Ltd | Operating VIE Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Beijing Zhixunyilong Software Co., Ltd. | Operating VIE Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Beijing Gridsum Wang'an Technology Co., Ltd. | Operating VIE Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%
Beijing Gridsum Hulian Technology Co., Ltd | Operating VIE Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Equity/Economic interests held	100.00%